Fair Value Measurements (Tables)	12 Months Ended
Dec. 31, 2022
Fair Value Measurement [Abstract]
Summary of Fair Values of Financial Assets Measured at Fair Value on Recurring Basis
The fair values of our financial assets and liabilities measured at fair value on a recurring basis at December 31, 2022 and 2021, are summarized in the following table:

(CAD$ in millions)	2022				2021
	Level 1	Level 2	Level 3	Total	Level 1	Level 2	Level 3	Total
Financial assets
Cash equivalents	$1,624	$—	$—	$1,624	$790	$—	$—	$790
Marketable and other equity securities	69	—	150	219	41	—	47	88
Debt securities	159	—	—	159	104	—	1	105
Settlement receivables	—	1,118	—	1,118	—	1,126	—	1,126
Derivative instruments and embedded derivatives	—	74	—	74	—	78	—	78
	$1,852	$1,192	$150	$3,194	$935	$1,204	$48	$2,187

Financial liabilities
Derivative instruments and embedded derivatives	$—	$149	$—	$149	$—	$158	$—	$158
Settlement payables	—	45	—	45	—	39	—	39
	$—	$194	$—	$194	$—	$197	$—	$197

Summary of Fair Values of Financial Liabilities Measured at Fair Value on Recurring Basis
The fair values of our financial assets and liabilities measured at fair value on a recurring basis at December 31, 2022 and 2021, are summarized in the following table:

(CAD$ in millions)	2022				2021
	Level 1	Level 2	Level 3	Total	Level 1	Level 2	Level 3	Total
Financial assets
Cash equivalents	$1,624	$—	$—	$1,624	$790	$—	$—	$790
Marketable and other equity securities	69	—	150	219	41	—	47	88
Debt securities	159	—	—	159	104	—	1	105
Settlement receivables	—	1,118	—	1,118	—	1,126	—	1,126
Derivative instruments and embedded derivatives	—	74	—	74	—	78	—	78
	$1,852	$1,192	$150	$3,194	$935	$1,204	$48	$2,187

Financial liabilities
Derivative instruments and embedded derivatives	$—	$149	$—	$149	$—	$158	$—	$158
Settlement payables	—	45	—	45	—	39	—	39
	$—	$194	$—	$194	$—	$197	$—	$197